Goldman Sachs Trust (the “Trust”)

Supplement dated May 3, 2007 to the

Prospectus dated February 28, 2007

Goldman Sachs Municipal Fixed Income Funds

Class A, B and C Shares of

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs California Intermediate AMT-Free Municipal Fund
Goldman Sachs New York Intermediate AMT-Free Municipal Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs High Yield Municipal Fund
Goldman Sachs Tennessee Municipal Fund

Supplement dated May 3, 2007 to the

Prospectus dated February 28, 2007

Goldman Sachs Single/Multi-Sector Taxable Fixed Income Funds

Class A, B and C Shares of

Goldman Sachs Government Income Fund

Goldman Sachs U.S. Mortgages Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Global Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Core Plus Fixed Income Fund

Supplement dated May 3, 2007 to the

Prospectus dated February 28, 2007

Goldman Sachs Short Duration Taxable Fixed Income Funds

Class A, B and C Shares of

Goldman Sachs Enhanced Income Fund

Goldman Sachs Ultra-Short Duration Government Fund
Goldman Sachs Short Duration Government Fund

Supplement dated May 3, 2007 to the

Prospectus dated February 28, 2007

     Effective immediately, the following information replaces the information under the heading “Common Questions Applicable to the Purchase of Class A, B and C Shares— When Will Shares Be Issued And Dividends Begin To Be Paid— For all other Funds:” in the Shareholder Guide in the Prospectus for the Single/ Multi-Sector Taxable Fixed Income Fund and under the heading : “Common Questions Applicable to the Purchase of Class A, B and C Shares— When Will Shares Be Issued And Dividends Begin To Be Paid” in the Shareholder Guide in the Prospectuses for the Short Duration Taxable Fixed Income Fund and the Municipal Fixed Income Funds:

•	Shares Purchased by Federal Funds Wire or ACH Transfer:

•	If a purchase order in proper form is received before a Fund closes, shares will be issued on the day the order is received and dividends will generally begin to accrue on the purchased shares on the business day after payment is received.

If a purchase order is placed through an Authorized Dealer that settles through the National Securities Clearing Corporation (the “NSCC”), the purchase order will begin accruing on the NSCC settlement date.

•	Shares Purchased by Check or Federal Reserve Draft:

•	If a purchase order in proper form is received before the Fund closes, shares will be issued on the day the order is received and dividends will generally begin to accrue on the business day after payment is received.

FIRTLSTCK 4-07 539727